Benefit plans (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans
Benefit payment obligations at beginning of year	$ 19,850	$ 15,756
Current service cost	1,237	1,526	$ 813
Interest cost	5,466	16,430	6,140
Actuarial losses	(1,760)	(4,600)	4,146
Result from exposure to inflation for the year	(4,761)	(8,521)
Benefits paid to participating employees	(1,050)	(741)
Benefit payment obligations at end of year	$ 18,982	$ 19,850	$ 15,756